Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policies
The compensation committee expects generally to grant awards under the Company’s long-term equity incentive program in the first quarter of each fiscal year and the Company endeavors to avoid timing such grants around the filing of periodic reports or current reports that may contain material non-public information. The Company has not granted stock options. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The compensation committee expects generally to grant awards under the Company’s long-term equity incentive program in the first quarter of each fiscal year
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The compensation committee expects generally to grant awards under the Company’s long-term equity incentive program in the first quarter of each fiscal year and the Company endeavors to avoid timing such grants around the filing of periodic reports or current reports that may contain material non-public information. The Company has not granted stock options. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false